Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Accounts Payable and Accrued Liabilities

	2019	2020
Payables to contractors and equipment suppliers	63,390	73,046
Payables to telecommunications products suppliers	5,096	3,779
Customer/contractor deposits	5,771	5,723
Repair and maintenance expense payables	5,129	5,261
Salary and welfare payables	7,249	12,248
Interest payable	101	115
Amounts due to technical support services and other service providers/content providers	3,988	4,852
VAT received from customer in advance	3,052	2,746
Accrued expenses	16,486	17,186
Others	7,263	9,481

	117,525	134,437

Summary of Aging Analysis of Accounts Payables and Accrued Liabilities
The aging analysis of accounts payables and accrued liabilities is based on the invoice date as follows:

	2019	2020
Less than six months	101,324	116,553
Six months to one year	9,250	8,846
More than one year	6,951	9,038

	117,525	134,437